Taxes - Income tax - Deferred tax assets and liabilities by type - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 327	€ 312	€ 198
Unrecognized deferred tax assets, income statement	(69)	(41)	1
Total, income statement	(396)	(354)	(197)
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	154	169	25
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	111	68	26
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(8)	(8)	105
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 71	€ 83	€ 42